Changes in cash and cash equivalents, bank overdrafts and liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash, cash equivalents and bank overdrafts at the beginning of the year	$ 2,115	$ 1,133	$ 833
Bank overdrafts at the beginning of the year	248	47	375
Cash, cash equivalents and bank overdrafts at the beginning of the year	1,867	1,086	458
Loans at the beginning of the year	3,166
Obligations under finance leases at the beginning of the year	0	(6)	(6)
Total excluding lease liabilities at the beginning of the year	(1,012)	(1,195)	(1,080)
Lease liabilities at the beginning of the year	1,355	0	0
Total including lease liabilities at the beginning of the year	(2,367)	(1,195)	(1,080)
Proceeds from loans and derivatives	(4)	(1,169)	(757)
Repayments of loans	375	566	2
Finance lease capital payments	0	0	3
Lease liability capital payments	296	295	0
Cash, cash equivalents and bank overdrafts at the end of the year	1,335	2,115	1,133
Bank overdrafts at the end of the year	183	248	47
Cash, cash equivalents and bank overdrafts at the end of the year	1,152	1,867	1,086
Loans at the end of the year	2,711	3,166
Obligations under finance leases at the end of the year	0	0	(6)
Total excluding lease liabilities at the end of the year	(1,355)	(1,012)	(1,195)
Lease liabilities at the end of the year	1,090	1,355	0
Total including lease liabilities at the end of the year	(2,445)	(2,367)	(1,195)
Adjustment on adoption of IFRS 16
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash, cash equivalents and bank overdrafts at the beginning of the year		0
Bank overdrafts at the beginning of the year		0
Cash, cash equivalents and bank overdrafts at the beginning of the year		0
Obligations under finance leases at the beginning of the year		6
Total excluding lease liabilities at the beginning of the year		6
Lease liabilities at the beginning of the year		1,481
Total including lease liabilities at the beginning of the year		(1,475)
Cash, cash equivalents and bank overdrafts at the end of the year			0
Bank overdrafts at the end of the year			0
Cash, cash equivalents and bank overdrafts at the end of the year			0
Obligations under finance leases at the end of the year			6
Total excluding lease liabilities at the end of the year			6
Lease liabilities at the end of the year			1,481
Total including lease liabilities at the end of the year			(1,475)
After adjustment
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash, cash equivalents and bank overdrafts at the beginning of the year		1,133
Bank overdrafts at the beginning of the year		47
Cash, cash equivalents and bank overdrafts at the beginning of the year		1,086
Obligations under finance leases at the beginning of the year		0
Total excluding lease liabilities at the beginning of the year		(1,189)
Lease liabilities at the beginning of the year		1,481
Total including lease liabilities at the beginning of the year		(2,670)
Cash, cash equivalents and bank overdrafts at the end of the year			1,133
Bank overdrafts at the end of the year			47
Cash, cash equivalents and bank overdrafts at the end of the year			1,086
Obligations under finance leases at the end of the year			0
Total excluding lease liabilities at the end of the year			(1,189)
Lease liabilities at the end of the year			1,481
Total including lease liabilities at the end of the year			(2,670)
Total including lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from loans and derivatives	(4)	(1,169)	(757)
Repayments of loans	375	566	2
Finance lease capital payments			3
Lease liability capital payments	296	295
Interest paid on lease liabilities	46	53
Changes due to disposal of businesses	106		(1)
Changes due to acquisition of businesses	13	6	8
Other cash flows	(702)	771	628
Lease liability additions	(97)	(115)
Discount unwinding on lease liabilities	(46)	(53)
Changes in lease liabilities due to acquisition of businesses	(12)	(30)
Fair value and other adjustments	(42)	(8)	(1)
Exchange movements	(11)	(13)	3
Total excluding lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from loans and derivatives	(4)	(1,169)	(757)
Repayments of loans	375	566	2
Finance lease capital payments			3
Lease liability capital payments	0	0
Interest paid on lease liabilities	0	0
Changes due to disposal of businesses	(27)		(1)
Changes due to acquisition of businesses	13	6	8
Other cash flows	(702)	771	628
Lease liability additions	0	0
Discount unwinding on lease liabilities	0	0
Changes in lease liabilities due to acquisition of businesses	0	0
Fair value and other adjustments	2	8	(1)
Exchange movements	0	(5)	3
Cash and cash equivalents and bank overdrafts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from loans and derivatives	0	0	0
Repayments of loans	0	0	0
Finance lease capital payments			0
Lease liability capital payments	0	0
Interest paid on lease liabilities	0	0
Changes due to disposal of businesses	(27)		(1)
Changes due to acquisition of businesses	13	6	11
Other cash flows	(702)	771	628
Lease liability additions	0	0
Discount unwinding on lease liabilities	0	0
Changes in lease liabilities due to acquisition of businesses	0	0
Fair value and other adjustments	0	0	0
Exchange movements	1	4	(10)
Derivative financial instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from loans and derivatives	(4)	(7)	(7)
Repayments of loans	0	0	0
Finance lease capital payments			0
Lease liability capital payments	0	0
Interest paid on lease liabilities	0	0
Changes due to disposal of businesses	0		0
Changes due to acquisition of businesses	0	0	0
Other cash flows	0	0	0
Lease liability additions	0	0
Discount unwinding on lease liabilities	0	0
Changes in lease liabilities due to acquisition of businesses	0	0
Fair value and other adjustments	(13)	28	25
Exchange movements	(1)	(4)	6
Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from loans and derivatives	0	(1,162)	(750)
Repayments of loans	375	566	2
Finance lease capital payments			0
Lease liability capital payments	0	0
Interest paid on lease liabilities	0	0
Changes due to disposal of businesses	0		0
Changes due to acquisition of businesses	0	0	0
Other cash flows	0	0	0
Lease liability additions	0	0
Discount unwinding on lease liabilities	0	0
Changes in lease liabilities due to acquisition of businesses	0	0
Fair value and other adjustments	15	(20)	(26)
Exchange movements	0	(5)	7
Obligations under finance leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from loans and derivatives	0	0	0
Repayments of loans	0	0	0
Finance lease capital payments			3
Lease liability capital payments	0	0
Interest paid on lease liabilities	0	0
Changes due to disposal of businesses	0		0
Changes due to acquisition of businesses	0	0	(3)
Other cash flows	0	0	0
Lease liability additions	0	0
Discount unwinding on lease liabilities	0	0
Changes in lease liabilities due to acquisition of businesses	0	0
Fair value and other adjustments	0	0	0
Exchange movements	0	0	0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from loans and derivatives	0	0	0
Repayments of loans	0	0	0
Finance lease capital payments			0
Lease liability capital payments	296	295
Interest paid on lease liabilities	46	53
Changes due to disposal of businesses	133		0
Changes due to acquisition of businesses	0	0	0
Other cash flows	0	0	0
Lease liability additions	(97)	(115)
Discount unwinding on lease liabilities	(46)	(53)
Changes in lease liabilities due to acquisition of businesses	(12)	(30)
Fair value and other adjustments	(44)	(16)	0
Exchange movements	(11)	(8)	0
Senior unsecured loan notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loans at the beginning of the year	2,918	2,297	1,530
Loans at the end of the year	2,528	2,918	2,297
Senior unsecured loan notes | Adjustment on adoption of IFRS 16
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loans at the beginning of the year		0
Loans at the end of the year			0
Senior unsecured loan notes | After adjustment
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loans at the beginning of the year		2,297
Loans at the end of the year			2,297
Financial assets at fair value through profit and loss
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Derivative financial instruments at the beginning of the year	39	22	(2)
Derivative financial instruments at the end of the year	$ 21	39	22
Financial assets at fair value through profit and loss | Adjustment on adoption of IFRS 16
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Derivative financial instruments at the beginning of the year		0
Derivative financial instruments at the end of the year			0
Financial assets at fair value through profit and loss | After adjustment
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Derivative financial instruments at the beginning of the year		$ 22
Derivative financial instruments at the end of the year			$ 22